Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2011
Earnings Per Share [Abstract]
Reconciliation Of Net Income Attributable To Ensco Shares

	2011	2010

Net income attributable to Ensco	$64.6	$189.8
Net income allocated to non-vested share awards	(1.0)	(2.4)
Net income attributable to Ensco shares	$63.6	$187.4

Reconciliation Of Weighted-Average Shares Used In Earnings Per Share Computations

	2011	2010

Weighted-average shares - basic	141.2	140.7
Potentially dilutive share options	.2	.1
Weighted-average shares - diluted	141.4	140.8